MAJOR CUSTOMERS (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) customer	Dec. 31, 2019 CNY (¥) customer	Dec. 31, 2018 CNY (¥) customer
Revenue
Revenue	¥ 5,738,972	¥ 4,122,405	¥ 2,792,077
Revenues | Customer concentration
Revenue
Number of contracting customers generated over 10% of the Company's total revenues | customer	3	3	3
Revenues | Customer concentration | Customer A
Revenue
Revenue	¥ 1,347,165	¥ 1,010,794	¥ 563,698
Revenues | Customer concentration | Customer B
Revenue
Revenue	847,620	712,780	490,523
Revenues | Customer concentration | Customer C
Revenue
Revenue	¥ 674,621	¥ 535,990	¥ 376,881